UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02932
Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2005

Date of reporting period:	May 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments May 31, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	CORPORATE BONDS (94.6%)
	Advertising/Marketing Services (0.5%)
$790	Interpublic Group of Companies, Inc. (The)	5.40%		11/15/09	758,369
1,490	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	1,370,430
					2,128,799
	Aerospace & Defense (0.9%)
4,070	K&F Acquisition Inc. - 144A*	7.75		11/15/14	4,090,350

	Alternative Power Generation (0.8%)
3,615	Ormat Funding Corp.	8.25		12/30/20	3,651,396

	Aluminum (0.9%)
4,175	Novelis, Inc. - 144A*	7.25		02/15/15	4,112,375

	Apparel/Footwear (1.6%)
1,970	Brown Shoe Co., Inc. - 144A*	8.75		05/01/12	2,019,250
3,905	Levi Strauss & Co. - 144A*	7.73		04/01/12	3,641,412
1,650	Oxford Industries, Inc.	8.875		06/01/11	1,716,000
					7,376,662
	Auto Parts: O.E.M. (0.8%)
3,540	TRW Automotive, Inc.	9.375		02/15/13	3,840,900

	Broadcasting (1.0%)
4,391	Canwest Media Inc. - 144A* (Canada)	8.00		09/15/12	4,588,080

	Building Products (2.7%)
865	Interface Inc.	7.30		04/01/08	852,025
4,460	Interface Inc.	9.50		02/01/14	4,482,300
4,050	Nortek Inc.	8.50		09/01/14	3,645,000
3,150	NTK Holdings Inc. - 144A*	10.75	††	03/01/14	1,433,250
2,490	PLY Gem Industries, Inc.	9.00		02/15/12	1,979,550
					12,392,125
	Cable/Satellite TV (4.7%)
1,780	Charter Communications Holdings LLC	10.75		10/01/09	1,388,400
1,340	Charter Communications Holdings/Charter Capital	13.50	††	01/15/11	1,025,100
4,465	Charter Communications Holdings/Charter Capital	11.75	††	05/15/11	2,913,412
2,065	Intelsat Bermuda Ltd. - 144A*	7.805	**	01/15/12	2,106,300
285	Intelsat Bermuda Ltd. - 144A*	8.25		01/15/13	291,413
2,760	Intelsat Bermuda Ltd. - 144A*	8.625		01/15/15	2,846,250
4,515	Kabel Deutschland - 144A* (Germany)	10.625		07/01/14	4,842,338
1,780	Renaissance Media Group LLC	10.00		04/15/08	1,791,125
5,520	Telenet Group Holding NV - 144A* (Belgium)	11.50	††	06/15/14	4,140,000
					21,344,338
	Casino/Gaming (2.5%)
27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b) (f)	13.50		03/01/10	0
3,755	Isle of Capri Casinos	7.00		03/01/14	3,708,063
5,255	MGM Mirage Inc.	6.00		10/01/09	5,274,706
27,634	Resort At Summerlin LP/Ras Co. (Series B) (a) (b) (f)	13.00		12/15/07	0
2,595	Station Casinos, Inc.	6.00		04/01/12	2,614,462
					11,597,231
	Chemicals: Major Diversified (1.4%)
4,230	Equistar Chemical Funding	10.125		09/01/08	4,610,700
1,575	Huntsman Advanced Materials Corp. - 144A*	11.00		07/15/10	1,803,375
					6,414,075

	Chemicals: Specialty (5.9%)
2,400	Innophos Inc. - 144A*	8.875		08/15/14	2,352,000
1,173	Innophos Inc. - 144A*	11.268	†	02/15/15	1,055,467
945	ISP Chemco	10.25		07/01/11	1,022,963
4,065	ISP Holdings Inc. (Series B)	10.625		12/15/09	4,359,712
1,135	Koppers Industry Inc.	9.875		10/15/13	1,214,450
775	Millennium America, Inc.	7.00		11/15/06	794,375
2,425	Millennium America, Inc.	9.25		06/15/08	2,625,062
1,140	Nalco Co.	7.75		11/15/11	1,197,000
4,235	Nalco Co.	8.875		11/15/13	4,446,750
3,855	Rhodia SA (France)	8.875		06/01/11	3,720,075
3,815	Rockwood Specialties, Inc.	10.625		05/15/11	4,101,125
					26,888,979
	Coal (0.2%)
930	Foundation PA Coal Co.	7.25		08/01/14	962,550

	Construction Materials (0.6%)
2,850	RMCC Acquisition Co. - 144A*	9.50		11/01/12	2,693,250

	Consumer Sundries (0.4%)
1,985	Amscan Holdings, Inc.	8.75		05/01/14	1,855,975

	Consumer/Business Services (0.1%)
725	Muzak LLC/Muzak Finance Corp.	10.00		02/15/09	583,625

	Containers/Packaging (3.0%)
1,415	Graham Packaging Company Inc. - 144A*	8.50		10/15/12	1,429,150
2,255	Graham Packaging Company Inc. - 144A*	9.875		10/15/14	2,249,363
2,850	Graphic Packaging International Corp.	9.50		08/15/13	2,793,000
850	Owens-Brockway Glass Containers Corp.	8.75		11/15/12	939,250
1,765	Owens-Illinois Inc.	7.35		05/15/08	1,853,250
2,105	Owens-Illinois Inc.	7.50		05/15/10	2,231,300
1,155	Pliant Corp. (Issued 04/10/02)	13.00		06/01/10	929,775
1,530	Pliant Corp. (Issued 08/29/00)	13.00		06/01/10	1,231,650
					13,656,738
	Drugstore Chains (1.8%)
1,005	Jean Coutu Group PJC Inc. (Canada)	7.625		08/01/12	1,030,125
3,685	Jean Coutu Group PJC Inc. (Canada)	8.50		08/01/14	3,602,087
2,235	Rite Aid Corp.	7.125		01/15/07	2,235,000
1,615	Rite Aid Corp.	8.125		05/01/10	1,602,888
					8,470,100
	Electric Utilities (7.1%)
1,330	AES Corp. (The)	7.75		03/01/14	1,416,450
377	AES Corp. (The)	8.875		02/15/11	418,470
537	AES Corp. (The)	9.375		09/15/10	606,810
1,100	AES Corp. (The) - 144A*	9.00		05/15/15	1,237,500
2,405	Allegheny Energy, Inc.	7.75		08/01/05	2,419,430
460	CMS Energy Corp.	7.50		01/15/09	479,550
3,010	CMS Energy Corp.	8.50		04/15/11	3,288,425
1,040	IPALCO Enterprises, Inc.	8.625	**	11/14/11	1,170,000
3,160	Monongahela Power Co.	5.00		10/01/06	3,199,152
3,235	MSW Energy Holdings/Finance	7.375		09/01/10	3,267,350
695	MSW Energy Holdings/Finance	8.50		09/01/10	722,800
1,940	Nevada Power Co.	8.25		06/01/11	2,177,650
3,130	Nevada Power Co.	9.00		08/15/13	3,529,075
3,320	PSEG Energy Holdings Inc.	8.625		02/15/08	3,519,200
5,355	Reliant Energy, Inc.	6.75		12/15/14	5,127,413
					32,579,275
	Electrical Products (1.0%)
3,485	Rayovac Corp.	8.50		10/01/13	3,650,537
860	Rayovac Corp. - 144A*	7.375		02/01/15	842,800
					4,493,337
	Electronic Components (0.3%)
1,630	Sanmina-SCI Corp. - 144A*	6.75		03/01/13	1,548,500

	Electronic Equipment/Instruments (0.7%)
3,070	Xerox Corp.	7.125		06/15/10	3,284,900

	Environmental Services (1.0%)
1,515	Allied Waste North America, Inc.	6.375		04/15/11	1,454,400
1,515	Allied Waste North America, Inc.	6.50		11/15/10	1,488,487
1,546	Allied Waste North America, Inc.	9.25		09/01/12	1,669,680
					4,612,567
	Financial Conglomerates (0.1%)
795	General Motors Acceptance Corp.	6.875		08/28/12	684,334

		Food Retail (0.4%)
	1,419	CA FM Lease Trust - 144A*	8.50		07/15/17	1,623,032

		Food: Meat/Fish/Dairy (2.5%)
	1,995	Michael Foods Inc. (Series B)	8.00		11/15/13	2,049,862
	2,730	Pilgrim’s Pride Corp.	9.625		09/15/11	3,003,000
	1,770	PPC Escrow Corp.	9.25		11/15/13	1,969,125
	4,375	Smithfield Foods Inc.	7.00		08/01/11	4,604,688
						11,626,675
		Forest Products (0.9%)
EUR	1,240	Crown Euro Holdings - (France)	6.25		09/01/11	1,575,793
	$695	Tembec Industries Inc. (Canada)	7.75		03/15/12	519,512
	2,500	Tembec Industries Inc. (Canada)	8.50		02/01/11	1,925,000
						4,020,305
		Gas Distributors (1.2%)
	850	Dynegy Holdings, Inc.	6.875		04/01/11	811,750
	3,390	Dynegy Holdings, Inc. - 144A*	9.875		07/15/10	3,703,575
	730	Northwest Pipeline Corp.	8.125		03/01/10	797,525
						5,312,850
		Home Building (1.1%)
	2,100	Tech Olympic USA, Inc.	10.375		07/01/12	2,236,500
	290	Tech Olympic USA, Inc.	7.50		01/15/15	266,800
	1,850	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00		07/01/10	1,914,750
	815	Tech Olympic USA, Inc. (Issued 11/27/02)	9.00		07/01/10	843,525
						5,261,575
		Home Furnishings (0.3%)
	1,235	Tempur-Pedic Inc.	10.25		08/15/10	1,377,025

		Hospital/Nursing Management (1.6%)
	2,055	Community Health System Inc.	6.50		12/15/12	2,055,000
	2,680	Medcath Holdings Corp.	9.875		07/15/12	3,028,400
	800	Tenet Healthcare Corp.	7.375		02/01/13	788,000
	1,150	Tenet Healthcare Corp.	9.875		07/01/14	1,242,000
						7,113,400
		Hotels/Resorts/Cruiselines (0.3%)
	1,140	Starwood Hotels & Resorts Worldwide, Inc.	7.875		05/01/12	1,281,075

		Household/Personal Care (0.2%)
	1,105	Del Laboratories, Inc. - 144A*	8.00		02/01/12	988,975

		Industrial Machinery (1.2%)
	1,111	Flowserve Corp.	12.25		08/15/10	1,197,102
	875	Goodman Global Holding Company, Inc. - 144A*	5.53	**	06/15/12	840,000
	3,585	Goodman Global Holding Company, Inc. - 144A*	7.875		12/15/12	3,244,425
						5,281,527
		Industrial Specialties (1.6%)
	4,010	Johnsondiversy, Inc.	9.625		05/15/12	4,050,100
	3,070	UCAR Finance, Inc.	10.25		02/15/12	3,192,800
						7,242,900
		Investment Banks/Brokers (1.0%)
	4,535	Refco Finance Holdings	9.00		08/01/12	4,761,750

		Investment Managers (0.4%)
	1,845	JSG Funding PLC (Ireland)	9.625		10/01/12	1,812,713

		Medical Distributors (0.6%)
	220	AmerisourceBergen Corp.	7.25		11/15/12	241,450
	2,185	AmerisourceBergen Corp.	8.125		09/01/08	2,381,650
						2,623,100
		Medical Specialties (0.2%)
	715	Fisher Scientific International, Inc.	6.75		08/15/14	745,387

		Medical/Nursing Services (1.6%)
	1,340	DaVita Inc. - 144A*	6.625		03/15/13	1,360,100
	680	DaVita Inc. - 144A*	7.25		03/15/15	686,800
	4,000	Fresenius Medical Care Capital Trust	7.875		06/15/11	4,320,000
	665	National Nephrology Assoc. Inc. - 144A*	9.00		11/01/11	744,800
						7,111,700
		Metal Fabrications (1.6%)
	1,680	General Cable Corp.	9.50		11/15/10	1,797,600
	2,385	Hexcel Corp. - 144A*	6.75		02/01/15	2,367,112
	4,010	Trimas Corp.	9.875		06/15/12	3,268,150
						7,432,862

	Miscellaneous Commercial Services (2.5%)
1,940	Advanstar Communications, Inc.	10.768	**	08/15/08	2,056,864
2,225	Advanstar Communications, Inc.	10.75		08/15/10	2,391,875
2,471	Iron Mountain Inc.	7.75		01/15/15	2,446,290
2,800	Iron Mountain Inc.	8.625		04/01/13	2,870,000
1,910	Vertis Inc. - 144A*	13.50		12/07/09	1,461,150
					11,226,179
	Miscellaneous Manufacturing (1.5%)
8,350	Associated Materials Inc.	11.25	††	03/01/14	4,968,250
2,120	Propex Fabrics Inc.	10.00		12/01/12	2,003,400
					6,971,650
	Movies/Entertainment (0.4%)
1,800	Marquee Inc. - 144A*	7.518	**	08/15/10	1,890,000

	Oil & Gas Pipelines (3.0%)
4,275	El Paso Production Holdings	7.75		06/01/13	4,456,687
2,525	Pacific Energy Partners/Finance	7.125		06/15/14	2,638,625
1,435	Southern Natural Gas	8.875		03/15/10	1,570,193
4,700	Williams Companies, Inc. (The)	7.875		09/01/21	5,240,500
					13,906,005
	Oil & Gas Production (3.1%)
3,560	Chesapeake Energy Corp.	7.50		09/15/13	3,862,600
3,710	Hilcorp Energy/Finance - 144A*	10.50		09/01/10	4,099,550
1,400	Magnum Hunter Resources, Inc.	9.60		03/15/12	1,547,000
1,830	Plains E & P Corp.	7.125		06/15/14	1,962,675
2,400	Vintage Petroleum, Inc.	7.875		05/15/11	2,544,000
					14,015,825
	Oil Refining/Marketing (1.7%)
2,270	CITGO Petroleum Corp.	6.00		10/15/11	2,235,950
3,000	Husky Oil Ltd.	8.90		08/15/28	3,318,837
1,815	Tesoro Petroleum Corp.	9.625		04/01/12	1,996,500
					7,551,287
	Oilfield Services/Equipment (1.3%)
1,040	CIE Generale de Geophysique SA - 144A*	7.50		05/15/15	1,045,200
625	Hanover Compressor Co.	8.625		12/15/10	646,875
575	Hanover Compressor Co.	9.00		06/01/14	598,000
1,715	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	1,783,600
1,655	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	1,725,338
					5,799,013
	Other Metals/Minerals (0.0%)
3,750	Murrin Holdings Property Ltd. (Australia) (b) (f)	9.375		08/31/07	375

	Other Transportation (2.1%)
3,345	CHC Helicopter Corp.	7.375		05/01/14	3,244,650
1,670	CHC Helicopter Corp. - 144A*	7.375		05/01/14	1,619,900
4,305	Laidlaw International Inc.	10.75		06/15/11	4,891,556
					9,756,106
	Pharmaceuticals: Major (1.2%)
1,370	VWR International Inc.	6.875		04/15/12	1,332,325
1,795	VWR International Inc.	8.00		04/15/14	1,696,275
2,525	Warner Chilcott Corp. - 144A*	8.75		02/01/15	2,449,250
					5,477,850
	Publishing: Books/Magazines (3.0%)
1,756	Dex Media East/Finance	12.125		11/15/12	2,111,590
2,741	Dex Media West/Finance	9.875		08/15/13	3,145,298
355	Houghton Mifflin Co	8.25		02/01/11	370,975
1,310	Houghton Mifflin Co.	11.50	††	10/15/13	903,900
3,540	Houghton Mifflin Co.	9.875		02/01/13	3,717,000
3,355	PRIMEDIA, Inc.	8.875		05/15/11	3,539,525
					13,788,288
	Pulp & Paper (1.7%)
3,255	Abitibi-Consolidated Inc. (Canada)	6.00		06/20/13	2,860,331
4,350	Georgia-Pacific Corp.	8.875		02/01/10	4,959,000
					7,819,331
	Real Estate Investment Trusts (0.8%)
380	HMH Properties, Inc. (Series B)	7.875		08/01/08	388,550
3,345	Host Marriott LP - 144A*	6.375		03/15/15	3,286,463
					3,675,013
	Specialty Stores (2.3%)
830	Autonation, Inc.	9.00		08/01/08	906,775
2,980	General Nutrition Centers Inc.	8.50		12/01/10	2,287,150
3,720	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	3,757,200
3,515	Sonic Automotive, Inc.	8.625		08/15/13	3,466,669
					10,417,794

	Specialty Telecommunications (3.0%)
2,070	American Tower Corp.	7.125		10/15/12	2,155,388
2,070	American Tower Corp.	7.50		05/01/12	2,173,500
467	Panamsat Corp.	9.00		08/15/14	510,198
4,690	Panamsat Holding Corp. - 144A*	10.375	††	11/01/14	3,236,100
3,250	Qwest Communications International - 144A*	7.268	**	02/15/09	3,225,625
1,290	Qwest Services Corp. - 144A*	13.50		12/15/07	1,420,613
400	U.S. West Communications Corp.	5.625		11/15/08	392,000
585	U.S. West Communications Corp.	6.625		09/15/05	589,388
					13,702,812
	Steel (1.2%)
3,570	Amsted Industries Inc. - 144A*	10.25		10/15/11	3,837,750
1,356	United States Steel Corp.	9.75		05/15/10	1,488,210
					5,325,960
	Telecommunication Equipment (0.5%)
2,170	Nortel Networks Ltd.	6.125		02/15/06	2,191,700

	Telecommunications (1.2%)
3,440	Axtel SA (Mexico)	11.00		12/15/13	3,698,000
6,501	Exodus Communications, Inc. (a) (b) (f)	11.625		07/15/10	0
3,255	Primus Telecommunication Group, Inc.	8.00		01/15/14	1,725,150
28,549	Rhythms Netconnections, Inc. (a) (b) (f)	12.75		04/15/09	0
4,309	Rhythms Netconnections, Inc. (a) (b) (f)	14.00		02/15/10	0
13,439	Rhythms Netconnections, Inc. (Series B) (a) (b) (f)	13.50		05/15/08	0
					5,423,150
	Trucks/Construction/Farm Machinery (1.5%)
2,939	Manitowoc Inc. (The)	10.50		08/01/12	3,306,375
3,370	NMHG Holding Co.	10.00		05/15/09	3,589,050
					6,895,425
	Wholesale Distributors (1.9%)
3,450	Buhrmann US, Inc.	8.25		07/01/14	3,381,000
995	Buhrmann US, Inc. - 144A*	7.875		03/01/15	950,225
1,300	Fisher Scientific International, Inc.	8.00		09/01/13	1,417,000
3,070	Nebraska Book Company, Inc.	8.625		03/15/12	2,809,050
					8,557,275
	Wireless Telecommunications (4.0%)
3,845	MetroPCS, Inc.	10.75		10/01/11	4,605,233
1,850	Rogers Wireless Communications Inc.	7.50		03/15/15	1,984,125
1,295	Rogers Wireless Communications Inc. - 144A*	8.00		12/15/12	1,384,031
1,920	Rural Cellular Corp.	7.51	**	03/15/10	1,953,600
3,865	SBA Communications Corp.	9.75	††	12/15/11	3,401,200
2,015	SBA Communications Corp. - 144A	8.50		12/01/12	2,145,975
2,710	Ubiquitel Operating Co.	9.875		03/01/11	2,940,350
					18,414,514
	TOTAL CORPORATE BONDS
	(Cost $507,681,258)				432,272,864

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	CONVERTIBLE BONDS (0.6%)
	Hotels/Resorts/Cruiselines (0.0%)
1,643	Premier Cruises Ltd. - 144A* (a) (b) (f)	10.00	†	08/15/05	0

	Telecommunication Equipment (0.6%)
2,815	Nortel Networks Corp. (Canada)	4.25		09/01/08	2,586,281

	TOTAL CONVERTIBLE BONDS
	(Cost $4,319,325)				2,586,281

NUMBER OF SHARES					VALUE
	COMMON STOCKS (d) (0.5%)
	Aerospace & Defense (0.0%)
1	Orbital Sciences Corp. (c)				10

	Apparel/Footwear Retail (0.0%)
5,421,101	County Seat Stores Corp. (c) (f)				0

	Casino/Gaming (0.0%)
212,312	Fitzgeralds Gaming Corp. + (f)				0

	Food: Specialty/Candy (0.0%)
13,317	SFAC New Holdings Inc. ++ (c) (f)		0
2,447	SFAC New Holdings Inc. (c) (f)		0
1,069,725	Specialty Foods Acquisition Corp. - 144A* (f)		0
			0
	Hotels/Resorts/Cruiselines (0.0%)
981,277	Premier Holdings Inc. +++ (c) (f)		0

	Medical/Nursing Services (0.0%)
1,754,896	Raintree Healthcare Corp. (c) (f)		0

	Restaurants (0.5%)
111,558	American Restaurant Group Holdings, Inc. (c) (f)		0
13,107	American Restaurant Group Holdings, Inc. (c) (f)		0
64,807	American Restaurant Group Holdings, Inc. - 144A* (f)		0
787,160	Catalina Restaurant Group (c) (f)		1,912,799
			1,912,799
	Specialty Telecommunications (0.0%)
34,159	Birch Telecom Inc. (c) (f)		342
1,448,200	PFB Telecom NV (Series B) (c) (f)		0
1	XO Communications Inc. (c)		2
			344
	Telecommunications (0.0%)
49,597	Viatel Holdings Bermuda Ltd. (c)		3,472

	Textiles (0.0%)
2,389,334	U.S. Leather, Inc. (c) (f)		0

	Wireless Telecommunications (0.0%)
5,199	USA Mobility, Inc. (c)		137,565
315,021	Vast Solutions, Inc. (Class B1) (c) (f)		0
315,021	Vast Solutions, Inc. (Class B2) (c) (f)		0
315,021	Vast Solutions, Inc. (Class B3) (c) (f)		0
			137,565
	TOTAL COMMON STOCKS
	(Cost $296,107,775)		2,054,190

NUMBER OF SHARES			VALUE
	NON-CONVERTIBLE PREFERRED STOCKS (1.5%)
	Broadcasting (0.1%)
90	Paxson Communications Corp. †		586,907

	Electric Utilities (1.1%)
4,269	TNP Enterprises, Inc. (Series D) †		4,962,713

	Restaurants (0.3%)
1,589	Catalina Restaurant Group (Units)‡ (f)		1,430,002

	TOTAL NON-CONVERTIBLE PREFERRED STOCKS
	(Cost $7,051,847)		6,979,622

NUMBER OF SHARES		EXPIRATION DATE	VALUE
	WARRANTS (d) (0.0%)
	Casino/Gaming (0.0%)
319,500	Aladdin Gaming Enterprises, Inc. - 144A* (f)	03/01/10	$0
23,000	Resort At Summerlin LP - 144A* (f)	12/15/07	0
			0
	Electric Utilities (0.0%)
1,850	TNP Enterprises, Inc. - 144A*	04/01/11	57,350

	Restaurants (0.0%)
4,500	American Restaurant Group Holdings, Inc. - 144A* (f)		08/15/08	0
334,250	Catalina Restaurant Group (c) (f)		07/10/12	0
				0
	TOTAL WARRANTS
	(Cost $58,970)			57,350

PRINCIPAL AMOUNT IN THOUSANDS		Coupon Rate	Maturity Date	VALUE
	SHORT-TERM INVESTMENT (0.6%)
	REPURCHASE AGREEMENT
$2,753	Joint repurchase agreement account (dated 05/31/05; proceeds $2,753,232) (e)
	(Cost $2,753,000)	3.04%	06/01/05	2,753,000
	TOTAL INVESTMENTS
	(Cost $817,972,175) (g)		97.8%	446,703,307
	OTHER ASSETS IN EXCESS OF LIABILITIES		2.2	10,066,253
	NET ASSETS		100.0%	$456,769,560

*	Resale is restricted to qualified institutional investors.
+	Resale is restricted, acquired 12/22/98 at a cost basis of $957,527.
++	Resale is restricted, acquired 06/10/99 at a cost basis of $133.
+++	Resale is restricted, acquired between 03/06/98 and 07/12/99 at a cost basis of $13,231,546.
**	Floating rate security. Rate shown is the rate in effect at May 31, 2005.
†	Payment-in-kind security.
††	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
‡	Consists of one or more class of securities traded together as a unit; preferred stocks with attached warrants.
(a)	Issuer in bankruptcy.
(b)	Non-income producing security; bond in default.
(c)	Acquired through exchange offer.
(d)	Non-income producing securities.
(e)	Collateralized by federal agency and U.S. Treasury obligations.
(f)

Securities with total market value equal to $3,343,518 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,218,118 and the aggregate gross unrealized depreciation is $388,486,986, resulting in net unrealized depreciation of $371,268,868.

Forward Foreign Currency Contracts Open at May 31, 2005:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION

EUR	1,375,000	$1,803,058	07/26/05	$107,766

Currency Abbreviations:

EUR        Euro.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005